Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (9,995,000)	$ (21,481,000)	$ (25,412,000)	$ (71,067,000)	$ (51,853,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash inventory reserve				5,323,000
Depreciation	77,000	1,255,000	1,280,000	2,064,000	105,000
Amortization	209,000	188,000	254,000	159,000	171,000
Loss on disposition of assets		11,122,000	11,122,000
Loss on disposition of assets			11,122,000
Noncash stock-based compensation	1,418,000	1,969,000	2,493,000	3,338,000	2,818,000
Noncash amortization of deferred financing costs	838,000	1,635,000	1,969,000	1,661,000	1,341,000
Unrealized gain on warrants	(6,890,000)	(22,171,000)	(25,520,000)	(3,827,000)
Changes in operating assets and liabilities:
Accounts receivable	(144,000)	(2,178,000)	(1,844,000)	(668,000)	(865,000)
Inventory	(1,079,000)	(831,000)	(366,000)	(6,289,000)
Prepaid expenses and other assets	2,480,000	(1,551,000)	880,000	(967,000)	(2,485,000)
Accounts payable and accrued expenses	3,572,000	(2,213,000)	(628,000)	5,202,000	3,641,000
Lease liability	(235,000)	(132,000)	(175,000)	(131,000)	(184,000)
Net cash used in operating activities	(9,749,000)	(34,388,000)	(35,947,000)	(65,202,000)	(47,311,000)
Cash flows from investing activities:
Purchases of marketable securities					(54,837,000)
Sales and maturities of marketable securities				39,729,000	14,500,000
Acquisition of property and equipment		(133,000)	(133,000)	(269,000)	(353,000)
Net cash used in investing activities		(133,000)	(133,000)	39,460,000	(40,690,000)
Cash flows from financing activities:
Proceeds from issuance of common stock in public offering, net of offering costs	6,509,000	21,971,000	21,936,000	21,081,000	48,434,000
Proceeds from issuance of long-term debt					20,000,000
Repayments of long-term debt	(675,000)	(17,150,000)	(17,375,000)
Repayments of note payable	(184,000)
Debt financing costs paid					(1,059,000)
Proceeds from exercise of stock options				75,000	610,000
Net cash provided by financing activities	7,375,000	21,523,000	22,183,000	30,422,000	67,985,000
Net decrease in cash and cash equivalents	(2,374,000)	(12,998,000)	(13,897,000)	4,680,000	(20,016,000)
Cash and cash equivalents, beginning of period	5,246,000	19,143,000	19,143,000	14,463,000	34,479,000
Cash and cash equivalents, end of period	2,873,000	6,145,000	5,246,000	19,143,000	14,463,000
Supplemental disclosure of noncash financing activities
Warrants issued in connection with long-term debt				1,080,000	3,570,000
Warrants issued in connection with preferred stock offering		2,101,000
Operating right-of-use assets obtained in exchange for new operating lease liabilities				969,000
Supplemental cash flow information
Interest paid	276,000	1,078,000	1,162,000	2,383,000	$ 2,099,000
Series A Convertible Preferred Stock
Supplemental disclosure of noncash financing activities
Conversion of Series preferred stock into common stock		897,000
Series B Convertible Preferred Stock
Supplemental disclosure of noncash financing activities
Conversion of Series preferred stock into common stock		887,000
Public offering
Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs		4,129,000	4,128,000
At-the-market sales
Cash flows from financing activities:
Proceeds from At-the-Market sales of common stock, net of offering costs	$ 1,725,000	$ 12,573,000	$ 13,494,000	$ 9,266,000